Wells, Pipelines, Properties, Plant and Equipment, Net - Condensed Statement of Comprehensive Income and Statement of Financial Position (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2021 MXN ($)
EK-Balam | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		$ 12,225,596
Cost of sales		7,939,522
Gross income (loss)		4,286,074
Other income (loss), net		1,065,212
Operating (loss) income		5,351,286
Total duties, taxes and other		(9,160,522)
Net (loss) income		14,511,808
Cash and cash equivalents					$ 15
Accounts receivable					68,946,529
Total current assets					68,946,544
Wells, pipelines, properties, plant and equipment, net					42,688,201
Total assets					111,634,745
Suppliers					25,828,542
Taxes and duties payable					95
Other current liabilities					4,196,302
Total liabilities					30,024,939
Equity (deficit), net					81,609,806
Block 2 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		95,842
Gross income (loss)		(95,842)
Other income (loss), net		61,419
Operating (loss) income		(34,423)
Total duties, taxes and other		1,361
Net (loss) income		(35,784)
Cash and cash equivalents					359,432
Accounts receivable					538,316
Total current assets					897,748
Other assets					12,111
Total assets					909,859
Suppliers					(11,241)
Taxes and duties payable					1,246
Other current liabilities					1,482,179
Total liabilities					1,472,184
Equity (deficit), net					(562,325)
Block 2 | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		68,234
Gross income (loss)		(68,234)
Other income (loss), net		(7,528)
Operating (loss) income		(75,762)
Net (loss) income		(75,762)
Accounts receivable					28,479
Total current assets					28,479
Total assets					28,479
Suppliers					392,171
Other current liabilities					181,398
Total liabilities					573,569
Equity (deficit), net					(545,090)
Block 8 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		46,139
Gross income (loss)		(46,139)
Other income (loss), net		11,322
Operating (loss) income		(34,817)
Total duties, taxes and other		352
Net (loss) income		(35,169)
Cash and cash equivalents					2,137
Accounts receivable					2,518
Total current assets					4,655
Total assets					4,655
Suppliers					(10,031)
Taxes and duties payable					1,331
Other current liabilities					431,347
Total liabilities					422,647
Equity (deficit), net					(417,992)
Block 16 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		28,065
Gross income (loss)		(28,065)
Other income (loss), net		(63)
Operating (loss) income		(28,128)
Net (loss) income		(28,128)
Accounts receivable					(16,868)
Total current assets					(16,868)
Total assets					(16,868)
Suppliers					78,203
Other current liabilities					53,145
Total liabilities					131,348
Equity (deficit), net					(148,216)
Block 17 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		29,412
Gross income (loss)		(29,412)
Other income (loss), net		(69)
Operating (loss) income		(29,481)
Net (loss) income		(29,481)
Accounts receivable					(38,161)
Total current assets					(38,161)
Total assets					(38,161)
Suppliers					77,138
Other current liabilities					41,520
Total liabilities					118,658
Equity (deficit), net					(156,819)
Block 18 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		64,656
Gross income (loss)		(64,656)
Operating (loss) income		(64,656)
Net (loss) income		(64,656)
Cash and cash equivalents					132,059
Accounts receivable					81,874
Total current assets					213,933
Total assets					213,933
Suppliers					738
Taxes and duties payable					1,847
Other current liabilities					600,256
Total liabilities					602,841
Equity (deficit), net					(388,908)
Block 18 | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		225,615
Gross income (loss)		(225,615)
Other income (loss), net		(673)
Operating (loss) income		(226,288)
Net (loss) income		(226,288)
Accounts receivable					(101,250)
Total current assets					(101,250)
Total assets					(101,250)
Suppliers					99,996
Taxes and duties payable					6,627
Other current liabilities					546,617
Total liabilities					653,240
Equity (deficit), net					(754,490)
Block 29 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		38,140
Gross income (loss)		(38,140)
Operating (loss) income		(38,140)
Net (loss) income		(38,140)
Cash and cash equivalents					69,518
Accounts receivable					1,299,510
Total current assets					1,369,028
Total assets					1,369,028
Suppliers					14,423
Taxes and duties payable					1,069
Other current liabilities					1,512,661
Total liabilities					1,528,153
Equity (deficit), net					(159,125)
Block 32 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		2,704
Gross income (loss)		(2,704)
Operating (loss) income		(2,704)
Net (loss) income		(2,704)
Cash and cash equivalents					233,010
Accounts receivable					70,543
Total current assets					303,553
Total assets					303,553
Suppliers					1,007
Other current liabilities					506,322
Total liabilities					507,329
Equity (deficit), net					(203,776)
Block 33 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		565,361
Gross income (loss)		(565,361)
Other income (loss), net		(113,023)
Operating (loss) income		(678,384)
Net (loss) income		(678,384)
Accounts receivable					(803,561)
Total current assets					(803,561)
Total assets					(803,561)
Suppliers					315,696
Other current liabilities					62,729
Total liabilities					378,425
Equity (deficit), net					(1,181,986)
Block 35 | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		13,558
Gross income (loss)		(13,558)
Other income (loss), net		(2,128)
Operating (loss) income		(15,686)
Net (loss) income		(15,686)
Accounts receivable					282,428
Total current assets					282,428
Total assets					282,428
Suppliers					662,077
Other current liabilities					48,402
Total liabilities					710,479
Equity (deficit), net					(428,051)
Santuario El Golpe | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		1,229,306
Cost of sales		1,041,355
Gross income (loss)		187,951
Other income (loss), net		86,420
Administrative expenses		5,759
Operating (loss) income		268,612
Total duties, taxes and other		18,486
Net (loss) income		250,126
Accounts receivable					14,112,454
Total current assets					14,112,454
Wells, pipelines, properties, plant and equipment, net					1,970,797
Total assets					16,083,251
Suppliers					8,552,790
Other current liabilities					2,222,286
Total liabilities					10,775,076
Equity (deficit), net					5,308,175
Misión | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		430,443
Cost of sales		287,299
Gross income (loss)		143,144
Other income (loss), net		21,207
Operating (loss) income		164,351
Total duties, taxes and other		(29,475)
Net (loss) income		193,826
Accounts receivable					9,036,988
Total current assets					9,036,988
Wells, pipelines, properties, plant and equipment, net					1,540,335
Total assets					10,577,323
Suppliers					4,840,235
Taxes and duties payable					474
Other current liabilities					1,884,459
Total liabilities					6,725,168
Equity (deficit), net					3,852,155
Ébano | Production-sharing contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		522,949
Cost of sales		280,153
Gross income (loss)		242,796
Other income (loss), net		(17,809)
Administrative expenses		65,534
Operating (loss) income		159,453
Total duties, taxes and other		6,402
Net (loss) income		153,051
Accounts receivable					3,862,148
Total current assets					3,862,148
Wells, pipelines, properties, plant and equipment, net					557,176
Total assets					4,419,324
Suppliers					2,119,046
Other current liabilities					500,595
Total liabilities					2,619,641
Equity (deficit), net					1,799,683
Block 3 | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		2,649
Gross income (loss)		(2,649)
Other income (loss), net		(400)
Administrative expenses		0
Operating (loss) income		(3,049)
Net (loss) income		(3,049)
Accounts receivable					7,299
Total current assets					7,299
Total assets					7,299
Suppliers					181,665
Other current liabilities					51,005
Total liabilities					232,670
Equity (deficit), net					(225,371)
Block 5 | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		211,407
Gross income (loss)		(211,407)
Operating (loss) income		(211,407)
Net (loss) income		(211,407)
Cash and cash equivalents					3
Accounts receivable					22,460
Total current assets					22,463
Total assets					22,463
Suppliers					89,438
Taxes and duties payable					6,208
Other current liabilities					629,336
Total liabilities					724,982
Equity (deficit), net					(702,519)
Block 22 | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales		185,241
Gross income (loss)		(185,241)
Other income (loss), net		1
Operating (loss) income		(185,240)
Net (loss) income		(185,240)
Accounts receivable					73,879
Total current assets					73,879
Total assets					73,879
Suppliers					543,024
Other current liabilities					105,427
Total liabilities					648,451
Equity (deficit), net					(574,572)
Cárdenas-Mora | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		1,309,613
Cost of sales		783,613
Gross income (loss)		526,000
Other income (loss), net		76,701
Operating (loss) income		602,701
Total duties, taxes and other		15,850
Net (loss) income		586,851
Cash and cash equivalents					362
Accounts receivable					10,775,565
Total current assets					10,775,927
Wells, pipelines, properties, plant and equipment, net					1,774,329
Total assets					12,550,256
Suppliers					8,694,228
Taxes and duties payable					7
Other current liabilities					(1,446,339)
Total liabilities					7,247,896
Equity (deficit), net					5,302,360
Ogarrio | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		1,159,304
Cost of sales		710,328
Gross income (loss)		448,976
Other income (loss), net		58,785
Administrative expenses		29,956
Operating (loss) income		477,805
Total duties, taxes and other		13,516
Net (loss) income		464,289
Accounts receivable					3,707,588
Total current assets					3,707,588
Wells, pipelines, properties, plant and equipment, net					1,446,710
Total assets					5,154,298
Suppliers					8,167,448
Other current liabilities					(8,042,370)
Total liabilities					125,078
Equity (deficit), net					5,029,220
Miquetla | License Contracts | Exploration and extraction contracts
Disclosure of detailed information about property, plant and equipment [line items]
Net sales		189,839
Cost of sales		102,331
Gross income (loss)		87,508
Other income (loss), net		9,503
Administrative expenses		27,692
Operating (loss) income		69,319
Total duties, taxes and other		2,581
Net (loss) income		66,738
Accounts receivable					1,058,054
Total current assets					1,058,054
Wells, pipelines, properties, plant and equipment, net					269,169
Total assets					1,327,223
Suppliers					1,159,508
Total liabilities					1,159,508
Equity (deficit), net					167,715
Net sales	$ 82,526,551	1,672,672,906	$ 1,719,937,618	$ 2,383,388,309
Cost of sales	70,823,073	1,435,463,287	1,380,673,789	1,698,563,022
Gross income (loss)	9,064,994	183,732,039	310,466,311	601,287,266
Other income (loss), net		3,002,657	(1,606,181)	14,355,520
Operating (loss) income	(788,912)	(15,989,872)	122,951,366	445,458,684
Total duties, taxes and other		290,281,198	219,999,281	320,180,839
Net (loss) income	(38,512,752)	$ (780,587,954)	$ 8,151,664	99,998,470
Cash and cash equivalents	4,383,289			64,414,511	88,841,826	$ 3,391,867	$ 68,747,376	$ 76,506,447
Accounts receivable	6,252,778				126,733,175		111,394,431
Total current assets	21,686,807				439,554,720		538,540,746
Wells, pipelines, properties, plant and equipment, net	81,434,196				1,650,532,712		1,482,322,166
Other assets	1,368,086				27,728,775		10,614,092
Total assets	108,975,721				2,208,752,583		2,303,475,336
Suppliers	24,964,569				505,989,382		368,345,849
Taxes and duties payable	4,240,187				85,941,389		150,004,749
Other current liabilities					782,304,864		646,496,067
Total liabilities	206,851,505				4,192,528,319		3,956,454,146
Equity (deficit), net	$ (97,875,784)			$ (1,768,822,225)	$ (1,983,775,736)		$ (1,652,978,810)	$ (2,170,000,783)